Expense Example	Oct. 31, 2025 USD ($)
Eaton Vance Floating-Rate Fund | Eaton Vance Floating-Rate Fund Advisers Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 108
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	589
Expense Example, with Redemption, 10 Years	1,305
Eaton Vance Floating-Rate Fund | Eaton Vance Floating-Rate Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	430
Expense Example, with Redemption, 3 Years	653
Expense Example, with Redemption, 5 Years	895
Expense Example, with Redemption, 10 Years	1,587
Eaton Vance Floating-Rate Fund | Eaton Vance Floating-Rate Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	284
Expense Example, with Redemption, 3 Years	572
Expense Example, with Redemption, 5 Years	984
Expense Example, with Redemption, 10 Years	1,940
Eaton Vance Floating-Rate Fund | Eaton Vance Floating-Rate Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	1,013
Eaton Vance Floating-Rate Fund | Eaton Vance Floating-Rate Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	941
Eaton Vance Floating-Rate & High Income Fund | Eaton Vance Floating-Rate & High Income Fund Advisers Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	600
Expense Example, with Redemption, 10 Years	1,328
Eaton Vance Floating-Rate & High Income Fund | Eaton Vance Floating-Rate & High Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	432
Expense Example, with Redemption, 3 Years	659
Expense Example, with Redemption, 5 Years	905
Expense Example, with Redemption, 10 Years	1,610
Eaton Vance Floating-Rate & High Income Fund | Eaton Vance Floating-Rate & High Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	578
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	1,959
Eaton Vance Floating-Rate & High Income Fund | Eaton Vance Floating-Rate & High Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,036
Eaton Vance Floating-Rate & High Income Fund | Eaton Vance Floating-Rate & High Income Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	$ 965